Critical Accounting Estimates and Significant Judgements - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of changes in accounting estimates [abstract]
Estimation of revenue recognition increased	$ 309.4
Estimation of revenue recognition decreased	$ 462.7
Hypothetical scenario increase decrease in estimated cost percentage	10.00%
Depreciation and amortization expenses	$ 83.5